General information - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Room	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of general information [Line Items]
Cash and cash equivalents	$ 678	$ 861	$ 2,471	$ 2,676
Proceeds from bank loans	756	$ 403	$ 0
2018 SCL Revolving Facility [Member]
Disclosure of general information [Line Items]
Undrawn borrowing facilities	$ 1,750
The Londoner Macao [Member] | The Londoner Macao Hotel [Member]
Disclosure of general information [Line Items]
Number of hotel rooms | Room	594
The Londoner Macao [Member] | Londoner Court [Member]
Disclosure of general information [Line Items]
Number of hotel rooms | Room	370
Las Vegas Sands Corp. [Member] | Sands China Ltd. [Member]
Disclosure of general information [Line Items]
Proportion of ownership interest in subsidiary	69.91%